Unaudited Quarterly Results of Operations (Detail) (USD $)	3 Months Ended																9 Months Ended	12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011	Mar. 31, 2011		Dec. 31, 2010	Sep. 17, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total revenues	$ 31,330,000	[1]	$ 31,502,000	[2]	$ 31,109,000	[3]	$ 29,231,000	[4]	$ 27,384,000	[5]	$ 22,994,000	[6]	$ 25,835,000	$ 20,835,000	[7]			$ 123,172,056	$ 97,048,496	$ 89,402,273
Net income	(2,803,000)	[1]	1,767,000	[2]	3,613,000	[3]	6,016,000	[4]	2,281,000	[5]	314,000	[6]	7,002,000	1,716,000	[7]	7,168,672	30,814,048	8,593,429	11,313,124	37,982,720
Net income allocable to common units	(1,807,000)	[1]	1,130,000	[2]	2,255,000	[3]	3,560,000	[4]	1,293,000	[5]	171,000	[6]	3,809,000	933,000	[7]			5,138,348	6,205,771	3,831,096
Earnings per common share allocable to stockholders
Basic	$ (0.08)	[1]	$ 0.05	[2]	$ 0.11	[3]	$ 0.18	[4]	$ 0.08	[5]	$ 0.01	[6]	$ 0.26	$ 0.08	[7]			$ 0.26	$ 0.43	$ 0.28
Diluted	$ (0.08)	[1]	$ 0.05	[2]	$ 0.11	[3]	$ 0.18	[4]	$ 0.08	[5]	$ 0.01	[6]	$ 0.26	$ 0.07	[7]			$ 0.26	$ 0.42	$ 0.28
Aviv Healthcare Properties Limited Partnership and Subsidiaries
Total revenues	31,330,000	[1]	31,502,000	[2]	31,109,000	[3]	29,231,000	[4]	27,384,000	[5]	22,994,000	[6]	25,835,000	20,835,000	[7]			123,172,056	97,048,496	89,402,273
Net income	(2,803,000)	[1]	1,767,000	[2]	3,613,000	[3]	6,016,000	[4]	2,281,000	[5]	314,000	[6]	7,002,000	1,716,000	[7]			8,593,429	11,313,124	37,982,720
Net income allocable to common units	$ (2,803,000)	[1]	$ 1,767,000	[2]	$ 3,613,000	[3]	$ 6,016,000	[4]	$ 2,281,000	[5]	$ 314,000	[6]	$ 7,002,000	$ 1,716,000	[7]			$ 8,593,429	$ 11,313,124	$ 20,369,205

[1]	The results include $5.0 million of impairment and $0.2 million of reserve for uncollectible loan receivables in the fourth quarter.
[2]	The results include $1.8 million of impairment and $2.8 million of reserve for uncollectible loan receivables in the third quarter.
[3]	The results include $3.7 million of impairment in the second quarter.
[4]	The results include $0.7 million of impairment in the first quarter.
[5]	The results include $5.2 million of impairment recognized in the fourth quarter.
[6]	The results include $3.5 million in straight-line rent write-offs, $2.2 million of indemnity expense related to an operator transition, and $0.9 million of impairment recognized in the third quarter.
[7]	The results include $3.0 million in straight-line rent write-offs and $3.1 million in deferred financing costs write-offs in connection with the senior note issuance during the first quarter.